Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 trust	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
AIG
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years			2		2
Compensation and other expenses recorded in additional paid in capital			$ 800,000		$ (8,000,000)	$ 2,800,000	$ 3,300,000
Expense (income):
Allocation of corporate costs from related party	3,904,000	1,549,000	18,451,000	(2,951,000)	(1,246,000)	30,512,000	8,683,000
Asset (liability):
Current income taxes and other tax liabilities	(283,053,000)		(283,053,000)		(279,441,000)	(108,784,000)
Accrued corporate costs payable	(21,111,000)		(21,111,000)		(21,672,000)	(20,753,000)
Equity:
Income taxes paid			2,000,000		58,500,000	10,100,000
AIG | Reclassified to retained earnings
Related party transactions
Number of corporate aircraft	2
Equity:
Aircraft transfer to AIG	37,245,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft	1
Equity:
Aircraft contribution from AIG	25,901,000
AIG | Insurance premiums
Expense (income):
Purchases from related party			8,300,000	5,600,000	7,900,000	7,300,000	6,800,000
AIGFP and AIG Markets, Inc. | Derivative contracts with AIG Markets, Inc.
Expense (income):
Income from related party	301,000	(7,139,000)	911,000	(8,104,000)	8,414,000	45,725,000	(22,097,000)
Interest	4,173,000	10,574,000	13,851,000	44,410,000	50,043,000	91,988,000	86,327,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account	(1,059,000)		(2,702,000)
Asset (liability):
Time deposit account	1,102,659,000		1,102,659,000
Derivative liabilities					(31,756,000)
Equity:
Period to maturity of time deposit account			30 days
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party	40,000	18,000	156,000	70,000	94,000	425,000	910,000
Related parties
Asset (liability):
Derivative liabilities	(23,910,000)		(23,910,000)		(31,756,000)
Related parties | Management services agreements
Expense (income):
Income from related party	$ (2,219,000)	$ (2,280,000)	$ (6,683,000)	$ (6,825,000)	$ (9,323,000)	$ (9,429,000)	$ (9,457,000)